Hedging derivatives - Hedged exposures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	€ 197,231	€ 163,758	€ 136,028
Carrying amount of hedged items - Liabilities	51,395	52,055	60,487
Accumulated amount of fair value adjustments on the hedged item - Assets	462	3,369	2,768
Accumulated amount of fair value adjustments on the hedged item - Liabilities	453	2,914	2,298
Change in fair value of hedged item for ineffectiveness assessment	477	1,085	1,379
Cash flow hedge/currency translation reserve - Continuing hedges	(414)	409	522
Cash flow hedge/currency translation reserve- Discontinued hedges	(147)	(29)	(79)
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	193,949	141,608	134,958
Carrying amount of hedged items - Liabilities	51,395	52,055	60,487
Accumulated amount of fair value adjustments on the hedged item - Assets	462	3,369	2,768
Accumulated amount of fair value adjustments on the hedged item - Liabilities	453	2,914	2,298
Change in fair value of hedged item for ineffectiveness assessment	(1,061)	553	1,583
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	125,479	128,279	122,560
Carrying amount of hedged items - Liabilities	47,347	48,137	55,538
Accumulated amount of fair value adjustments on the hedged item - Assets	727	3,183	2,764
Accumulated amount of fair value adjustments on the hedged item - Liabilities	366	2,727	2,099
Change in fair value of hedged item for ineffectiveness assessment	(543)	469	1,370
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	64,531	8,718	8,613
Carrying amount of hedged items - Liabilities	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets	(282)	40	19
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	(343)	(13)	58
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	3,714	4,391	3,532
Carrying amount of hedged items - Liabilities	4,048	3,918	4,949
Accumulated amount of fair value adjustments on the hedged item - Assets	15	143	(21)
Accumulated amount of fair value adjustments on the hedged item - Liabilities	87	187	199
Change in fair value of hedged item for ineffectiveness assessment	(173)	100	154
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	46		0
Carrying amount of hedged items - Liabilities	0		0
Accumulated amount of fair value adjustments on the hedged item - Assets	0		0
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0		0
Change in fair value of hedged item for ineffectiveness assessment	0		(4)
Cash flow hedge/currency translation reserve - Continuing hedges	0		0
Cash flow hedge/currency translation reserve- Discontinued hedges	0		0
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	179	220	253
Carrying amount of hedged items - Liabilities	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets	2	3	6
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	(2)	(3)	5
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	1,538	532	(204)
Cash flow hedge/currency translation reserve - Continuing hedges	(414)	420	522
Cash flow hedge/currency translation reserve- Discontinued hedges	(150)	(43)	(79)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	400	314	(128)
Cash flow hedge/currency translation reserve - Continuing hedges	(540)	(87)	4
Cash flow hedge/currency translation reserve- Discontinued hedges	(54)	(11)	(74)
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	440	204	(32)
Cash flow hedge/currency translation reserve - Continuing hedges	81	(68)	130
Cash flow hedge/currency translation reserve- Discontinued hedges	8	0	(4)
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	69	(87)	(169)
Cash flow hedge/currency translation reserve - Continuing hedges	330	680	510
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	628	105	20
Cash flow hedge/currency translation reserve - Continuing hedges	(289)	(111)	(22)
Cash flow hedge/currency translation reserve- Discontinued hedges	(104)	(32)	0
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	1	(4)	7
Cash flow hedge/currency translation reserve - Continuing hedges	4	6	(2)
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	(1)
Cash flow hedges | Other risks
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment			98
Cash flow hedge/currency translation reserve - Continuing hedges			(98)
Cash flow hedge/currency translation reserve- Discontinued hedges			0
Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	3,282	22,150	1,070
Carrying amount of hedged items - Liabilities	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	0	0	0
Cash flow hedge/currency translation reserve - Continuing hedges	0	(11)	0
Cash flow hedge/currency translation reserve- Discontinued hedges	3	14	0
Hedges of net investment in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	3,282	22,150	1,070
Carrying amount of hedged items - Liabilities	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	0	0	0
Cash flow hedge/currency translation reserve - Continuing hedges	0	(11)	0
Cash flow hedge/currency translation reserve- Discontinued hedges	€ 3	€ 14	€ 0